Parties-In-Interest and Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-In-Interest and Related Party Transactions
7. Parties-In-Interest and Related Party Transactions

Transactions with parties-in-interest include investments in the Company's common stock, a pooled separate account and participant loans. These transactions are exempt from the prohibited transactions rules under ERISA.

Transactions in Company stock qualify as related party transactions. The Plan held Company stock valued at $2,421,295 and $2,005,237 at December 31, 2025 and 2024, respectively. During the Plan year ended December 31, 2025, the Plan had purchases of Company stock in the amount of $317,611 and sales in the amount of $459,334.

Empower Trust Company, LLC, Empower Retirement, LLC and Empower Annuity Insurance Company of America (collectively, "Empower") provide certain administrative services to the Plan pursuant to a Master Services Agreement ("Agreement"). Empower receives revenue for recordkeeping fees charged to participants' accounts as specified in the Agreement. This revenue is used to offset certain amounts owed to Empower for its administrative services to the Plan, and therefore, qualify as party-in-interest transactions.

Additionally, the Plan pays fees to other service providers which also qualify as parties-in-interest transactions under ERISA.